Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions

Note 3. Related-Party Transactions

Related Party Receivables and Payables

The Company holds related party receivables of $1,440 and $170,591 at December 31, 2021 and 2020, respectively. These receivables are related to payments of operating expenses made on behalf of affiliated entities, are non-interest bearing and are due on demand.

The Company pays the Manager an annual fee equal to 1% of the outstanding aggregate principal balances of the Private Placement Notes and 1.3% of outstanding Public Demand Notes. The management fee is paid in arrears on the last day of each calendar quarter and is calculated on the average daily outstanding principal balances of the demand notes. There were $140,959 and $13,972 in management fees incurred during the years ended December 31, 2021 and 2020, respectively. In addition, the Company paid $38,750 of commissions to an affiliate in connection with the acquisition of five townhomes on November 15, 2021.

Amounts due to affiliated entities of $84,461 and $7,644 at December 31, 2021 and 2020, respectively, are included in related party payables on the accompanying consolidated balance sheets. Related party payables represent 45% and 14% of total payables and accrued expenses at December 31, 2021 and 2020, respectively. These payables are non-interest bearing and due on demand.

Private Placement Notes

The Company holds related party Private Placement Notes payable to employees, officers and an affiliated entity of $10,162,124 and $1,926 at December 31, 2021 and 2020, respectively. These demand notes are payable to the following:

	2021	2020
Chief Executive Officer (CEO)	$1,073	$1,051
iCap International Investments, LLC (joint venture controlled by the CEO)	10,159,918	-
Employees of affiliated entities	1,133	875
Total related party Private Placement Notes	$10,162,124	$1,926

As of March 22, 2022, the total amount of outstanding Private Placement Notes held by the Chief Executive Officer, iCap International Investments, LLC and employees of affiliated entities, was $1,077, $1,755,467 and $1,140, respectively.

In addition, other non-key management employees of affiliated entities held $93,261 and $19,342 of Private Placement Notes at December 31, 2021 and 2020, respectively. As of March 22, 2022, the total amount of outstanding Private Placement Notes held by these employees totaled $74,414. These notes are included in the private placement demand notes on the accompanying consolidated balance sheets.

Affiliated Notes Receivable

The Company holds $10,393,206 and $871,232 of affiliated notes receivable on December 31, 2021 and 2020, respectively. These notes receivable include loans from Holding to individuals who are minority co-owners of an affiliated entity and investment properties secured by real estate. The full amount of the notes plus accrued interest is recorded as affiliated notes receivable on the accompanying consolidated balance sheets.

Holding entered a $2,000,000 loan agreement on April 23, 2021 with individuals who are minority co-owners of an affiliated entity, in exchange for a promissory note bearing 8% interest and secured by a deed of trust on property owned by the borrower. Through December 31, 2021, $2,000,000 of the note was distributed, of which $52,000 was retained by the Company as an interest reserve. From the initial draw on this facility, $150,000 was held as interest reserve by the Company. As of December 31, 2021, the total amount of the note outstanding net of the interest reserve is $1,948,000. Interest income of $98,000 was recognized for the year ended December 31, 2021.

Holding entered into a loan agreement with Colpitts Sunset, LLC, an affiliated entity, on October 13, 2020 in exchange for a promissory note secured by a deed of trust on property owned by Colpitts Sunset, LLC. The promissory note bears interest at 10% per annum and was amended to increase the maximum available under the facility and its maturity date on January 14, 2021 and again on April 15, 2021. The January 14, 2021 amendment extended the maturity date to June 30, 2021 and increased the total available principal from the facility to $1,500,000 of the note. The April 15, 2021 amendment extended the maturity date to April 1, 2023 and increased the total available principal from the facility to $3,500,000 of the note. Outstanding principal plus accrued interest from this facility, net of holdback reserve, is $3,739,777 and $871,232 on December 31, 2021 and 2020, respectively, of which $291,160 and $7,200, respectively, of interest has been accrued. The Company recognized interest income of $283,959 and $7,200 for the years ended December 31, 2021 and 2020, respectively.

Holding entered into $1,200,000 loan agreement with 725 Broadway, LLC, an affiliated entity on May 17, 2021, in exchange for a promissory note secured by a deed of trust on property owned by 725 Broadway, LLC. The note bears interest at 10% per annum and matures December 1, 2022. On December 4, 2021, Holding entered into an amendment to the loan agreement to increase the amount outstanding to $2,700,000. Outstanding principal plus accrued interest from this facility is $2,647,429 net of a holdback reserve of $133,988 on December 31, 2021. The Company recognized interest income of $81,417 for the year ended December 31, 2021.

Holding entered a $2,000,000 loan agreement with CS2 Real Estate Development, LLC (“CS2”), an affiliated entity on September 30, 2021, in exchange for a promissory note secured by a deed of trust on property owned by CS2. The note bears interest at 12% per annum and matures September 1, 2022 which can be extended by written request from CS2, for up to two additional three month periods. As of December 31, 2021, the total amount of principal plus accrued interest outstanding is $2,058,000. The Company recognized interest income of $58,000 for the year ended December 31, 2021.

Holding purchased a note receivable that was secured by a deed of trust from iCap Brislawn, LLC, an entity that is owned by iCap Northwest Opportunity Income Fund LLC, an affiliated entity, on October 15, 2021 for $1,069,895. The note bore interest at 10% and was repaid with interest for $1,073,267 by December 31, 2021.

Member’s Deficit

The Company acquired two investment properties from affiliates during 2021 for $7,337,436. The purchase prices exceeded the affiliates’ carrying value by an aggregate of $720,758 on the respective acquisition dates. The excess amounts were recorded as increases to member’s deficit since this transaction was between entities under common control. See Note 5 for additional detail of each acquisition.